Restructuring - Schedule of Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
2022/2023 restructuring plan
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance				$ 4.3	$ 4.3	$ 0.5
Charged to Earnings	$ 1.7	$ 6.4	$ 2.7	0.6	17.6	7.6
Releases					(6.2)	(0.5)
Cash Payments					(7.7)	(3.3)
Restructuring reserve, ending balance	8.0				8.0	4.3
2022/2023 restructuring plan | Severance and related expense
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance				4.3	4.3	0.0
Charged to Earnings	(1.2)	5.2	2.7	0.6	13.5	5.7
Releases					(6.2)	(0.3)
Cash Payments					(7.3)	(1.1)
Restructuring reserve, ending balance	4.3				4.3	4.3
2022/2023 restructuring plan | Other
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance				0.0	0.0
Charged to Earnings	2.9	$ 1.2	$ 0.0	0.0	4.1
Releases					0.0
Cash Payments					(0.4)
Restructuring reserve, ending balance	$ 3.7				3.7	0.0
Twenty Twenty restructuring plan [Member] | Severance and related expense
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance				0.0	0.0	0.4
Charged to Earnings						1.2
Releases						(0.2)
Cash Payments						(1.4)
Restructuring reserve, ending balance						0.0
Twenty Twenty restructuring plan [Member] | Other
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance				$ 0.0	$ 0.0	0.1
Charged to Earnings						0.7
Releases						0.0
Cash Payments						(0.8)
Restructuring reserve, ending balance						$ 0.0